Gain on Settlements (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Gain on Settlements		$ 29,986	$ 29,986	$ 47,710
Settlement of invoice				39,986
Cash paid	$ 230,969			10,582
Debt conversion amount				4,692
Accrued compensation				9,000
Warrants [Member]
Warrants value				4,308
John Lai [Member]
Debt conversion amount				13,033
Accrued compensation				25,000
John Lai [Member] | Warrants [Member]
Warrants value				$ 11,967